Share-Based Compensation	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
Note 10. Share-based Compensation
Prior to the Silver Lake Transaction, all share-based awards were issued to employees under the
STG-Fairway
Holdings, LLC Equity Incentive Plan (“Predecessor Plan”). This plan was dissolved as of the closing date of the Silver Lake Transaction. After the Silver Lake Transaction and prior to the IPO, all share-based awards were issued by Fastball Holdco, L.P., the Company’s previous parent company under individual grant agreements and the partnership agreement of such parent company (collectively the “Successor Plan”).
Share-based compensation expense is recognized in cost of services, product and technology expense, and selling, general, and administrative expense, in the accompanying condensed consolidated statements of operations and comprehensive income (loss) as follows (in thousands):

	Three-Month Period		Nine-Month Period
	Successor				Predecessor
	Three Months Ended September 30, 2021	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2021	Period from February 1, 2020 through September 30, 2020	Period from January 1, 2020 through January 31, 2020
Share-based compensation expense

Cost of services	$3	$28	$76	$69	$156
Product and technology expense	55	50	176	127	—
Selling, general, and administrative expense	1,285	452	4,317	1,135	3,820

Total share-based compensation expense	$1,343	$530	$4,569	$1,331	$3,976

Predecessor Plan
Class B awards issued under the Predecessor Plan consisted of options and profits interests and generally vested over five years at a rate of 20% per year. The Class B options issued under the Predecessor Plan generally expired ten years after the grant date.
Class C awards issued under the Predecessor Plan consisted of options and profits interests and generally vested based on two criteria (50% each): (1) Time — awards vested over five years at a rate of 20% per year; and (2) Performance — awards vested based on the Company achieving certain revenue growth and EBITDA targets or on achieving certain enterprise value targets upon the sale of the Company. The Class C options issued under the Predecessor Plan generally expired ten years after the grant date.
There were 1,700,051 Class B profits interests and 12,621,955 Class C profits interests under the Predecessor Plan for the period from January 1, 2020 through January 31, 2020 (Predecessor). As of January 31, 2020, all profit interest grants were vested.
As a result of the Silver Lake Transaction, certain awards issued under the Predecessor Plan were granted accelerated vesting upon the closing of the transaction. In accordance with ASC 718, Compensation – Stock Compensation, the Company recorded the additional associated expense of approximately $3.9 million in the period from January 1, 2020 through January 31, 2020 (Predecessor). All remaining unvested awards were forfeited.
Successor Plan
Awards issued under the Successor Plan consist of options and profits interests and vest based on two criteria (50% each): (1) Time — awards vest over five years at a rate of 20% per year; and (2) Performance — awards vest based upon a combination of the five year time vesting, subject to the Company’s investors receiving
a
targeted
money-on-money
return. Options issued under the Successor Plan generally expire ten years after the grant date. No awards were issued under the plan during the period from January 1, 2021 through
September 30
, 2021 (Successor).
Prior to the IPO, the fair value for awards granted during the period from February 1, 2020 through September 30, 2020 (Successor) was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighed average assumptions:

	2020 Class B	2020 Class C
Expected stock price volatility	30.57%	30.08%
Risk-free interest rate	1.36%	1.47%
Expected term (in years)	6.25	6.25
Estimated fair-value of the underlying unit	$10.00	$10.00
A summary of the profits interest unit activity under the Successor Plan for the period from January 1, 2021 to September 30, 2021 (Successor) is as follows:

		Class C
		Units
December 31, 2020	Grants outstanding	3,858,048
	Exchanged for common stock in the Company	(411,720)
	Exchanged for restricted stock in the Company	(3,446,328)

September 30 , 2021	Grants outstanding	—

A summary of the option unit activity under the Successor Plan for the period from January 1, 2021 to September 30, 2021 (Successor) is as follows:

		Options	Weighted Average Exercise Price
December 31, 2020	Grants outstanding	2,733,734	$10.06
	Exercised	(24,112)	$10.00
	Forfeited	(107,168)	$10.00
	Exchanged for options in the Company	(2,602,454)	$10.07

September 30 , 2021	Grants outstanding	—

In connection with the Company’s IPO, the Company’s parent was dissolved. Awards issued by the Company’s parent were converted in accordance with non-discretionary
anti-dilution provisions of the Successor grants as follows:

•
All vested outstanding profits interest grants issued by the Company’s parent were converted to common stock in the Company and all unvested outstanding profits interest grants issued by the Company’s parent were converted to restricted stock in the Company under the 2021 Omnibus Incentive Plan (the “2021 Equity Plan”). The number of common stock and restricted stock shares issued to each profits interest holder was ratably adjusted to preserve the fair value of the awards. Additionally, the vesting conditions and equity classification of the awards remained unchanged as a result of the conversion.

•
All outstanding stock option grants issued by the Company’s parent were converted into stock options issued by the Company under the terms of the individual grant agreements. The number of options granted and the strike price of the options was ratably adjusted using an exchange ratio calculated to preserve the fair value of the awards. Additionally, the vesting, vesting conditions, and equity classification of the awards remained unchanged as a result of the conversion.

		Options	Weighted Average Exercise Price
December 31, 2020	Grants outstanding	—	$—
	Grants issued in exchange for options in the Company’s Parent	3,938,491	$6.65
	Grants exercised	(28,262)	$6.61
	Grants cancelled/forfeited	(283,816)	$6.61

September 30 , 2021	Grants outstanding	3,626,413	$6.63

September 30 , 2021	Grants vested	349,018	$6.61
September 30 , 2021	Grants unvested	3,277,395	$6.63
2021 Equity Plan
In connection with the IPO, the Company adopted the 2021 Equity Plan. The 2021 Equity Plan is intended to provide a means through which to attract and retain key personnel and to provide a means whereby our directors, officers, employees, consultants and advisors can acquire and maintain an equity interest in us, or be paid incentive compensation, including incentive compensation measured by reference to the value of our common stock, thereby strengthening their commitment to our welfare and aligning their interests with those of our stockholders. The 2021 Equity Plan provides for the grant of awards of stock options, stock appreciation rights, restricted shares, and restricted stock units, and other equity-based or cash-based awards as determined by the Company’s Compensation Committee. The 2021 Equity Plan has a total of 17,525,000 shares of common stock reserved. The number of reserved shares automatically increases on the first day of each calendar year commencing on January 1, 2022 and ending on January 1, 2030 in an amount equal to the lesser of (x) 2.5% of the total number of shares of common stock outstanding on the last day of the immediately preceding calendar year and (y) a number of shares as determined by the Board of Directors. As of
September
 30, 2021, 11,339,126 shares were available for issuance under the 2021 Equity Plan.
Stock Options
Stock options issued immediately prior to the IPO under this 2021 Equity Plan vest based on two criteria (50% each): (1) Time — awards vest over five years at a rate of 20% per year; and (2) Performance — awards vest based upon a combination of the five year time vesting, subject to the Company’s investors receiving a targeted money-on-money
return. Options issued under the 2021 Equity Plan generally expire ten years after the grant date.

A summary of the option activity under the 2021 Equity Plan for the period from June 21, 2021 (the effective date of the 2021 Equity Plan) to September 30, 2021 (Successor) is as follows:

		Options	Weighted Average Exercise Price
June 21, 2021	Grants outstanding	—	$—
	Grants issued	3,222,790	$15.00

September 30 , 2021	Grants outstanding	3,222,790	$15.00

September 30 , 2021	Grants vested	343,926	$15.00
September 30 , 2021	Grants unvested	2,878,864	$15.00
The fair value for options granted under the 2021 Equity Plan during the period from June 21, 2021 to September 30, 2021 (Successor) was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighed average assumptions:

Options
Expected stock price volatility	38.60%
Risk-free interest rate	1.02%
Expected term (in years)	5.84
Estimated fair-value of the underlying unit	$15.00
Restricted Stock Units
Restricted stock units (“RSU”) issued under the 2021 Equity Plan generally vested over three years at a rate of one-third
per year.
A summary of the RSU activity under the 2021 Equity Plan for the period from June 21, 2021 to September 30, 2021 (Successor) is as follows
:

		Shares
June 21, 2021	Nonvested RSUs	—
	Granted	45,000
	Vested	—

September 30, 2021	Nonvested RSUs	45,000

Restricted Stock
The following table summarizes the restricted stock issued by the Company. These include grants of unvested Successor profits interests grants that were converted into restricted stock as described above, as well as restricted stock issued to new recipients. The restricted stock granted as a result of the conversion of Successor profits interests retain the vesting attributes (including original service period vesting start date) of the original award. A summary of the restricted stock activity under the 2021 Equity Plan for the period from June 21, 2021 to September 30, 2021 (Successor) is as follows:

		Shares
June 21, 2021	Nonvested restricted stock	—
	Grants issued in exchange for unvested profits interests in the Company’s Parent	2,918,084
	Vested	—

September 30, 2021	Nonvested restricted stock	2,918,084

As of
September
 30, 2021 (Successor), the Company had approximately $33.1 million of unrecognized pre-tax
noncash compensation expense, comprised of approximately $10.4 million related to restricted stock agreements, $0.6 million related to restricted stock units, and approximately $22.1 million related to stock options, which the Company expects to recognize over a weighted average period of 3.3 years.
2021 Employee Stock Purchase Plan
On June 25, 2021, in connection with the IPO, the Company adopted the First Advantage Corporation 2021 Employee Stock Purchase Plan (“ESPP”) that allows eligible employees to voluntarily make after-tax
contributions of up to 15%
of such employee’s cash compensation to acquire Company stock during designated offering periods. During each offering period, there will be one six-month purchase period, which will have the same duration and coincide with the length of the offering period. During the holding period, ESPP purchased shares are not eligible for sale or broker transfer. There were no stock employee purchase offerings during the three and nine months ended September 30, 2021 (Successor) and accordingly no eligible employees were enrolled in the ESPP during the three and nine months ended September 30, 2021 (Successor).

11.	SHARE-BASED COMPENSATION
Predecessor
Class B awards issued under the Predecessor Plan consisted of options and profits interests and generally vested over five years at a rate of 20% per year. The Class B options issued under the Predecessor Plan generally expired ten years after the grant date.
Class C awards issued under the Predecessor Plan consisted of options and profits interests and generally vested based on two criteria (50% each): (1) Time — awards vested over five years at a rate of 20% per year; and (2) Performance — awards vested based on the Company achieving certain revenue growth and EBITDA targets or on achieving certain enterprise value targets upon the sale of the Company. The Class C options issued under the Predecessor Plan generally expired ten years after the grant date.
There were 1,700,051 Class B profits interests and 12,621,955 Class C profits interests under the Predecessor Plan for the year ended December 31, 2019 (Predecessor) and for the period from January 1, 2020 to January 31, 2020 (Predecessor). As of January 31, 2020 all profits interest grants were vested.
Share-based employee compensation expense was approximately $
1.2
 million and $
4.0
million for the year ended December 31, 2019 (Predecessor) and for the period from January 1, 2020 to January 31, 2020 (Predecessor), respectively. Expenses of $
0.2
 million, $
0.1
 million, and $
0.9
million for the year ended December 31, 2019 (Predecessor) and $
0.2
 million, $
0.0
 million, and $
3.8
 million for the period from January 1, 2020 through January 31, 2020 (Predecessor) are recognized in cost of services, product and technology expense, and selling, general, and administrative expense, respectively, in the accompanying consolidated statements of operations and comprehensive income (loss).
As a result of the Silver Lake Transaction, certain awards issued under the Predecessor Plan were granted accelerated vesting upon the closing of the transaction. In accordance with ASC 718,
Compensation – Stock Compensation,
the Company recorded the additional associated expense of approximately $
3.9
 million in the period from January 1, 2020 to January 31, 2020 (Predecessor). All remaining unvested awards were forfeited.
A summary of the option unit activity under the Predecessor Plan for the year ended December 31, 2019 (Predecessor) and for the period from January 1, 2020 to January 31, 2020 (Predecessor) is as follows:

		Class B		Class C
		Units	Weighted Average Exercise Price	Units	Weighted Average Exercise Price
December 31, 2018	Grants outstanding	331,666	$1.45	3,792,205	$2.00
	Forfeited	—	$—	(3,437)	$2.00
December 31, 2019	Grants outstanding	331,666	$1.45	3,788,768	$2.00
	Forfeited	—	$—	(72,500)	$2.00

January 31, 2020	Grants outstanding	331,666	$1.45	3,716,268	$2.00

January 31, 2020	Grants vested	271,666	$1.45	3,206,998	$2.00
January 31, 2020	Grants unvested	60,000	$1.45	509,270	$2.00

Successor
The fair value for awards granted during the period from February 1, 2020 to December 31, 2020 (Successor), was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2020 Class B	2020 Class C
Expected volatility	30.9%	30.08%
Risk-free interest rate	1.28%	1.47%
Expected term (in years)	6.25	6.25
Estimated fair-value of the underlying unit	$10.06	$10.00
Awards issued under the Successor Plan consist of options and profits interests and vest based on two criteria (50% each): (1) Time — awards vest over five years at a rate of 20% per year; and (2) Performance — awards vest based upon a combination of the five-year time vesting, subject to the Company’s investors receiving a targeted money-on-money
return. Options issued under the Successor Plan generally expire ten years after the grant date.
Share-based employee compensation expense was approximately $1.9 million for the period from February 1, 2020 to December 31, 2020 (Successor), of which $0.1 million, $0.2 million, and $1.6 million are recognized in cost of services, product and technology expense, and selling, general, and administrative expense, respectively, in the accompanying consolidated statements of operations and comprehensive income (loss). As of December 31, 2020, the Company had approximately $19.7 million of unrecognized pre-tax
noncash compensation expense, comprised of approximately $11.5 million related to profits interests units and approximately $8.2 million related to option units, which the Company expects to recognize over a weighted average period of 2.5 years.
A summary of the profits interest unit activity under the Successor Plan for the period from February 1, 2020 to December 31, 2020 (Successor) is as follows:

		Class C
		Units
February 1, 2020	Grants outstanding	—
	Issued	4,501,056
	Forfeited	(643,008)

December 31, 2020	Grants outstanding	3,858,048

December 31, 2020	Grants vested	—
December 31, 2020	Grants unvested	3,858,048

A summary of the option unit activity under the Successor Plan for the period from February 1, 2020 to December 31, 2020 (Successor) is as follows:

		Class B
		Units	Weighted Average Exercise Price
February 1, 2020	Grants outstanding	—	$—
	Issued	2,867,694	$10.06
	Forfeited	(133,960)	$10.00

December 31, 2020	Grants outstanding	2,733,734	$10.06

December 31, 2020	Grants vested	—	$—
December 31, 2020	Grants unvested	2,733,734	$10.06